COMMITMENTS AND CONTINGENCIES (Details Textuals)	9 Months Ended		1 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($) Employee Agreement	Sep. 30, 2011 USD ($)	Jul. 31, 2012 Foothill Ranch, California USD ($) sqft	May 30, 2012 Foothill Ranch, California USD ($) sqft	Sep. 30, 2012 Shelton Connecticut sqft	Sep. 30, 2012 Edison New Jersey USD ($) sqft	Sep. 30, 2012 Alpharetta Georgia sqft	Sep. 30, 2012 Alpharetta Georgia One sqft	Sep. 30, 2012 Burlington Ontario Canada CAD sqft	Sep. 30, 2012 Tulsa, Oklahoma USD ($) sqft
Operating Leased Assets [Line Items]
Leases of office space			7,500	10,325	4,100	6,800	4,330	4,800	7,800	10,000
Rental expense	$ 353,000	$ 297,000	$ 7,765	$ 12,390		$ 5,500			10,000	$ 12,000
Lease expiration date			Jul. 31, 2012	Jul. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	Apr. 30, 2015	Apr. 30, 2012	Mar. 31, 2016	Sep. 30, 2013
Number of employment agreements	2
Employment agreements with number of employees	2